Condensed Consolidated Statements of Income - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Revenues:
Total revenues	¥ 1,673,875	¥ 1,527,599
Expenses:
Interest expense	91,389	85,029
Costs of operating leases	210,824	201,850
Life insurance costs	226,760	220,628
Costs of goods and real estate sold	175,602	154,612
Services expense	318,330	301,699
Other (income) and expense	(2,696)	391
Selling, general and administrative expenses	401,965	321,039
Provision for credit losses	1,830	9,781
Write-downs of long-lived assets	10,300	1,397
Write-downs of securities	51	749
Total expenses	1,434,355	1,297,175
Operating Income	239,520	230,424
Equity in Net Income of Equity method investments	809,610	50,327
Gains on Sales of Subsidiaries and Equity method investments and Liquidation Losses, net	68,750	98,200
Income from Continuing Operations before Income Taxes	1,117,880	378,951
Provision for Income Taxes	345,649	112,662
Net Income from Continuing Operations	772,231	266,289
Discontinued Operations
Income from Discontinued Operations before Income Taxes	125,372	12,531
Provision for Income Taxes	35,830	3,960
Net Income from Discontinued Operations	89,542	8,571
Net Income	861,773	274,860
Net Income Attributable to the Noncontrolling Interests	5,835	3,691
Net Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(280)	73
Net Income Attributable to ORIX Corporation Shareholders	856,218	271,096
Net income attributable to ORIX Corporation shareholders:
Net income attributable to continuing operations	766,676	262,525
Net income attributable to discontinued operations	89,542	8,571
Net Income Attributable to ORIX Corporation Shareholders	¥ 856,218	¥ 271,096
Basic:
Net income attributable to continuing operations	¥ 703.05	¥ 232.82
Net income attributable to discontinued operations	82.11	7.6
Net income attributable to ORIX Corporation shareholders	785.16	240.42
Diluted:
Net income attributable to continuing operations	701.56	232.32
Net income attributable to discontinued operations	81.94	7.59
Net income attributable to ORIX Corporation shareholders	¥ 783.5	¥ 239.91
Finance revenues
Revenues:
Total revenues	¥ 143,964	¥ 137,708
Gains on investment securities and dividends
Revenues:
Total revenues	79,643	41,673
Operating leases
Revenues:
Total revenues	325,344	309,624
Life insurance premiums and related investment income
Revenues:
Total revenues	312,741	299,708
Sales of goods and real estate
Revenues:
Total revenues	233,268	206,964
Services income
Revenues:
Total revenues	¥ 578,915	¥ 531,922